Cover	1 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Three Lions Acquisition Corp.
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	888 Prospect Street
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	917
Local Phone Number	822-8328
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002128462
Amendment Flag	false
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Brett Johnson
Entity Address, Address Line One	888 Prospect Street
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	917
Local Phone Number	822-8328